Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Value Fund
Supplement Text	ck0000711080_SupplementTextBlock

November 19, 2015

TOUCHSTONE STRATEGIC TRUST

Touchstone Value Fund

Supplement to the Prospectus and Summary Prospectus dated October 30, 2015

The information in the Prospectus relating to the Touchstone Value Fund under the section titled “The Fund’s Management” is replaced with the following:

The Fund’s Management

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Barrow, Hanley, Mewhinney & Strauss, LLC	James P. Barrow	Managing the Fund since 2006	Portfolio Manager, President and Executive Director
	Mark Giambrone	Managing the Fund since 2012	Portfolio Manager, Managing Director
	Lewis Ropp	Managing the Fund since 2014	Portfolio Manager, Managing Director
	David W. Ganucheau, CFA	Managing the Fund since 2015	Portfolio Manager, Managing Director
	Jeff G. Fahrenbruch, CFA	Managing the Fund since 2015	Portfolio Manager, Managing Director

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878   •  Providence, RI 02940-8078

Ph: 800.543.0407   •  TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Supplement Closing	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.